Tax expense (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Tax Expense
Schedule of tax expense
	For the nine months ended September 30,
	2024	2023
	USD	USD

Current tax
- Current	155,860	287,228
- Under provision in prior period	688	4,738
Tax expense	156,548	291,966

	2023	2022
	USD	USD
Current tax
- Current	284,103	182,879
- Under/(Over) provision in prior year	4,686	(719)
Tax expense	288,789	182,160

Schedule of difference between tax expense profit before tax

	For the nine months ended September 30,
	2024	2023
	USD	USD

Profit before tax	395,959	1,143,302

Tax expense calculated at the applicable tax rate	95,030	274,392
Non-deductible expenses	60,489	17,391
Deferred tax not recognized	341	(3,424)
Utilisation of previously unrecognized tax losses	-	(1,131)
Under provision in previous financial period	688	4,738
	156,548	291,966

	2023	2022
	USD	USD
Profit before tax	1,175,377	757,202

Tax expense calculated at the applicable tax rate	282,091	181,729
Non-deductible expenses	7,161	4,115
Non-taxable income	-	(23)
Tax savings	-	(3,913)
Deferred tax not recognized	(4,030)	971
Under/(Over) provision in previous financial year	4,686	(719)
Utilization of previously unrecognized tax losses	(1,119)	-
Tax expense	288,789	182,160